Segmental analysis	12 Months Ended
Dec. 31, 2017
Segmental analysis
Segmental analysis

36 Segmental analysis

(a) Reportable segments

Segmental reorganisation and business transfers

The Group continues to deliver on its plan to build a strong, simple and fair bank for both customers and shareholders. To support this, and in preparation for the UK ring-fencing regime the previously reported operating segments were realigned in Q4 2017 and a number of business transfers completed.

Segmental reorganisation

The previously reported operating segments are now realigned and comparatives have been re-presented as follows:

•

The former Capital Resolution reported operating segment has been integrated into the NatWest Markets reportable segment, with the exception of the costs in relation to the retail mortgage backed securities (RMBS) claims, which have been transferred to the Central items & other reportable segment.

•

NatWest Markets (including the former Capital Resolution business), which is predominately RBS Securities Inc (RBSSI), and is wholly owned by NatWest Group Holdings Corp (NWGH), is due to be transferred to RBS plc by 1 January 2019. It is therefore no longer a reportable segment and presented as a discontinued operation.

Business transfers

On 1 October 2017 the following changes were made to the Group’s businesses, which impacts its financial reporting but where comparatives have not been re-presented:

•

Certain UK PBB and Commercial Banking businesses, which are prohibited from being within the ring-fence but are designed to serve UK PBB and Commercial Banking customers, have move out of those segments to Central items & other;

•	Shipping & Other activities has been transferred from NatWest Markets to Commercial Banking; and
•	The UK PBB Collective Investment Funds business has been transferred to Private Banking.

Disposal groups and discontinued operations

NatWest Group Holdings Corp

NatWest Group Holdings Corp (NWGH) which wholly owns RBS Securities Inc (RBSSI) is due to be transferred to RBSG by 1 January 2019 in preparation for ring-fencing. NWGH is a direct subsidiary of NatWest. NWGH is classified as a disposal group at 31 December 2017 and its assets and liabilities presented in aggregate in accordance with IFRS 5. NWGH, which was mainly reported in the former NatWest Markets and Capital Resolution operating segments, are no longer a reportable operating segments but presented as a discontinued operation and comparatives have been re-presented accordingly.

Ulster Bank (Ireland) Holdings Unlimited Company

Ulster Bank (Ireland) Holdings Unlimited Company (UBIH) was sold to NatWest Holdings Limited (NatWest Holdings) on 1 January 2017 in preparation for ring-fencing. NatWest Holdings was a direct subsidiary of RBS plc and was classified as a disposal group at 31 December 2016 and its assets and liabilities presented in aggregate in accordance with IFRS 5. UBIH is presented as a discontinued operation in relevant periods.

Reportable operating segments

Following the changes detailed the reportable operating segments are as follows:

Personal & Business Banking (PBB) comprises one reportable segment: UK Personal & Business Banking (UK PBB). UK PBB serves individuals and mass affluent customers in the UK together with small businesses (generally up to £2 million turnover). UK PBB includes Ulster Bank customers in Northern Ireland.

Commercial & Private Banking (CPB) comprises two reportable segments: Commercial Banking and Private Banking. Commercial Banking serves commercial and corporate customers in the UK and Western Europe. Private Banking serves UK connected high net worth individuals.

Central items & other includes corporate functions, such as RBS treasury, finance, risk management, compliance, legal, communications and human resources. Central functions manages RBS capital resources and RBS-wide regulatory projects and provides services to the reportable segments. Balances in relation to legacy litigation issues, the NWHG, UBIH and international private banking business are included in Central items in the relevant periods.

	Net	Non-			Depreciation	Impairment
	interest	interest	Total	Operating	and	(losses)/	Operating
	income	income	income	expenses	amortisation	releases	profit/(loss)
2017	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	3,721	774	4,495	(2,490)	—	(186)	1,819

Commercial Banking	1,566	831	2,397	(888)	(152)	(119)	1,238
Private Banking	386	184	570	(388)	—	(5)	177

Commercial & Private Banking	1,952	1,015	2,967	(1,276)	(152)	(124)	1,415

Central items & other	(192)	877	685	(272)	(130)	(1)	282

Total	5,481	2,666	8,147	(4,038)	(282)	(311)	3,516

2016*
UK Personal & Business Banking	3,517	819	4,336	(2,782)	—	(105)	1,449

Commercial Banking	1,162	450	1,612	(975)	—	(14)	623
Private Banking	380	191	571	(432)	—	1	140

Commercial & Private Banking	1,542	641	2,183	(1,407)	—	(13)	763

Central items & other	(287)	(193)	(480)	(99)	(127)	(7)	(713)

Total	4,772	1,267	6,039	(4,288)	(127)	(125)	1,499

2015*
UK Personal & Business Banking	3,366	733	4,099	(2,900)	—	(20)	1,179

Commercial Banking	1,125	402	1,527	(692)	—	(3)	832
Private Banking	385	192	577	(506)	—	(12)	59

Commercial & Private Banking	1,510	594	2,104	(1,198)	—	(15)	891

Central items & other	(337)	(240)	(577)	(735)	(136)	89	(1,359)

Total	4,539	1,087	5,626	(4,833)	(136)	54	711

	2017			2016*			2015*
		Inter			Inter			Inter
Total revenue	External	segment	Total	External	segment	Total	External	segment	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	5,291	—	5,291	5,214	(4)	5,210	4,949	(15)	4,934

Commercial Banking	2,313	24	2,337	1,474	16	1,490	1,393	12	1,405
Private Banking	647	20	667	660	30	690	676	42	718

Commercial & Private Banking	2,960	44	3,004	2,134	46	2,180	2,069	54	2,123

Central items & other	1,185	(44)	1,141	147	(42)	105	334	(39)	295

Total	9,436	—	9,436	7,495	—	7,495	7,352	—	7,352

* Re-presented to reflect the segmental reorganisation.

	2017			2016*			2015*
		Inter			Inter			Inter
Total income	External	segment	Total	External	segment	Total	External	segment	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	4,493	2	4,495	4,332	4	4,336	4,063	36	4,099

Commercial Banking	2,455	(58)	2,397	1,699	(87)	1,612	1,613	(86)	1,527
Private Banking	573	(3)	570	572	(1)	571	582	(5)	577

Commercial & Private Banking	3,028	(61)	2,967	2,271	(88)	2,183	2,195	(91)	2,104

Central items & other	626	59	685	(564)	84	(480)	(632)	55	(577)

Total	8,147	—	8,147	6,039	—	6,039	5,626	—	5,626

	2017			2016*			2015*
			Cost to acquire			Cost to acquire			Cost to acquire
			fixed assets			fixed assets			fixed assets
			and intangible			and intangible			and intangible
	Assets	Liabilities	assets	Assets	Liabilities	assets	Assets	Liabilities	assets
	£m	£m	£m	£m	£m	£m	£m	£m	£m
UK Personal & Business Banking	133,688	140,505	—	120,903	132,152	—	108,008	126,362	—

Commercial Banking	59,870	87,787	208	43,815	73,378	3	40,472	65,075	—
Private Banking	29,244	28,115	—	28,228	27,180	—	25,304	24,309	—

Commercial & Private Banking	89,114	115,902	208	72,043	100,558	3	65,776	89,384	—

Central items & other	118,041	68,069	92	123,530	67,766	91	128,646	71,517	272

Total	340,843	324,476	300	316,476	300,476	94	302,430	287,263	272

* Re-presented to reflect the segmental reorganisation.

(b) Geographical segments

The geographical analysis in the tables below has been compiled on the basis of location of office where the transactions are recorded.

	UK	USA	Europe	RoW	Total
2017	£m	£m	£m	£m	£m
Total revenue	9,320	—	116	—	9,436

Net interest income	5,502	—	(21)	—	5,481
Net fees and commissions	1,554	—	1	—	1,555
Income from trading activities	24	—	1	—	25
Other operating income	977	—	109	—	1,086
Total income	8,057	—	90	—	8,147

Operating profit/(loss) before tax	3,564	—	(36)	(12)	3,516
Total assets	312,818	25,696	2,308	21	340,843
of which total assets held for sale	—	24,526	—	—	24,526
Total liabilities	299,486	23,850	1,132	8	324,476
of which total liabilities held for sale	—	23,849	—	—	23,849
Net assets attributable to equity owners and non-controlling interests	13,332	1,846	1,176	13	16,367
Contingent liabilities and commitments	54,958	—	3	—	54,961
Cost to acquire property, plant and equipment and intangible assets	290	—	10	—	300

2016
Total revenue	7,357	(1)	45	94	7,495

Net interest income	4,759	—	6	7	4,772
Net fees and commissions	1,445	—	(4)	5	1,446
Income from trading activities	(437)	—	11	1	(425)
Other operating income	160	(1)	10	77	246
Total income	5,927	(1)	23	90	6,039

Operating profit/ (loss) before tax	1,385	113	(64)	65	1,499
Total assets	262,767	27,702	25,848	159	316,476
of which total assets held for sale	—	—	24,976	—	24,976
Total liabilities	251,583	27,815	21,005	73	300,476
of which total liabilities held for sale	—	—	19,313	—	19,313
Net assets attributable to equity owners and non-controlling interests	11,184	(113)	4,843	86	16,000
Contingent liabilities and commitments	54,095	—	3,359	—	57,454
Cost to acquire property, plant and equipment and intangible assets	85	3	5	1	94

2015
Total revenue	7,678	(208)	(187)	69	7,352

Net interest income	4,484	(1)	34	22	4,539
Net fees and commissions	1,343	—	56	28	1,427
Income from trading activities	(57)	—	(20)	4	(73)
Other operating income	219	(208)	(276)	(2)	(267)
Total income	5,989	(209)	(206)	52	5,626

Operating profit/(loss) before tax	1,047	42	(360)	(18)	711
Total assets	252,036	25,319	22,702	2,373	302,430
Total liabilities	243,638	23,922	17,359	2,344	287,263
Net assets attributable to equity owners and non-controlling interests	8,398	1,397	5,343	29	15,167
Contingent liabilities and commitments	49,258	1	2,610	19	51,888
Cost to acquire property, plant and equipment and intangible assets	173	69	7	23	272